Subsequent events	6 Months Ended
Jun. 30, 2026
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events [Text Block]

Note 4: Subsequent events

1.	In July and August 2026, 83,487 Series A warrants were exercised into the Company's ordinary shares at an exercise price of $13.475 per ordinary share, for aggregate gross proceeds of $1,125 to the Company.

2.	In April 2026, Vericel was awarded a ten-year BARDA contract valued at up to $197 million to support NexoBrid procurement, vendor-managed inventory services, potential blast-trauma indication development, and next-generation manufacturing and formulation capabilities (The “BARDA Contract”).

In connection with the “BARDA Contract” the Company and Vericel entered into a Master Services Agreement (the “MSA”), in August 2026, covering NexoBrid and next-generation product development activities. Under the MSA, the Company expects to begin recognizing revenue in the second half of 2026 by participating in a next generation development program that has been initiated to support the potential expansion of NexoBrid for use in blast- and friction-related injuries, leveraging real-world evidence.

3.	On August 12, 2026, the Company’s Board of Directors approved the grant of 4,000 share options to a service provider.